Document and Entity Information	0 Months Ended
Nov. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 01, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Nov. 01, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 30, 2012
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund
Risk/Return:
Trading Symbol	PTIAX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Risk/Return:
Trading Symbol	PTIMX
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Retail Class
Risk/Return:
Trading Symbol	PTRMX